Inventory (Details) - USD ($) $ in Thousands	May 31, 2022	Aug. 31, 2021
Stockpiled ore	$ 1,916	$ 712
In-circuit	162	350
Precious metals inventory	2,078	1,062
Supplies	170	117
Total Inventory	$ 2,248	$ 1,179